Combined and Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2015 CNY (¥)
Statement Of Income And Comprehensive Income [Abstract]
Net (loss) income	¥ 191,809	$ 29,112	¥ 2,916	¥ (39,912)
Other comprehensive loss, net of tax
Foreign currency translation adjustment	(36,494)	(5,539)
Other comprehensive loss	(36,494)	(5,539)
Comprehensive (loss) income	155,315	23,573	2,916	(39,912)
Less: comprehensive income attributable to non-controlling interests	19,759	2,999	39,290	166
Comprehensive (loss) income attributable to ordinary shareholders	¥ 135,556	$ 20,574	¥ (36,374)	¥ (40,078)